Uncategorized Items
[rr_AcquiredFundFeesAndExpensesOverAssets]	0.0008	[footnote_548612A7F]	0.0008	[footnote_548612A7F]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2012]									0.0241	0.1527
[rr_AnnualReturn2013]									0.3697	0.1389
[rr_AverageAnnualReturnSinceInception]			0.1691	[footnote_548612EB13]							0.2682	[footnote_548611AF3]	0.3089	[footnote_548611AF3]	0.2093	[footnote_548611AF3]	0.2635	[footnote_548611AF3]	0.2568	[footnote_548612EB13]	0.1244	[footnote_548612EB13]	0.1515	[footnote_548612EB13]
[rr_AverageAnnualReturnYear01]			0.1389								0.3697		0.4330		0.2111		0.3675		0.3239		0.0797		0.1194
[rr_BarChartAndPerformanceTableHeading]					Performance	Performance	Performance	Performance
[rr_BarChartClosingTextBlock]					Best Quarter: 3/31/2012 13.89% Worst Quarter: 6/30/2012 -7.22% The year-to-date return as of the most recent calendar quarter, which ended September 30, 2014, was -3.96%.			Best Quarter: 3/31/2013 10.51% Worst Quarter: 6/30/2013 -4.29% The year-to-date return as of the most recent calendar quarter, which ended September 30, 2014, was 3.71%.
[rr_BarChartHeading]					Institutional Class Annual Total Return For Calendar Years Ended December 31			Institutional Class Annual Total Return For Calendar Years Ended December 31
[rr_BarChartHighestQuarterlyReturn]									0.1389	0.1051
[rr_BarChartHighestQuarterlyReturnDate]					Mar. 31, 2012			Mar. 31, 2013
[rr_BarChartLowestQuarterlyReturn]									(0.0722)	(0.0429)
[rr_BarChartLowestQuarterlyReturnDate]					Jun. 30, 2012			Jun. 30, 2013
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]	0.0025		0.0000								0.0000														0.0025		0.0025		0.0000		0.0025		0.0000
[rr_ExpenseExampleHeading]					Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]																																			137	112	139	114	148	122	146	120
[rr_ExpenseExampleYear03]																																			510	433	575	498	604	527	639	510
[rr_ExpenseExampleYear05]																																			907	776					1,159	925
[rr_ExpenseExampleYear10]																																			2,019	1,746					2,587	2,085
[rr_ExpenseHeading]					Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]					This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesOverAssets]	0.0232		0.0182								0.0149														0.0174		0.0204		0.0179		0.0214		0.0189
[rr_FeeWaiverOrReimbursementOverAssets]	(0.0089)	[footnote_548612A711]	(0.0064)	[footnote_548612A711]							(0.0039)	[footnote_548611731]													(0.0039)	[footnote_548611731]	(0.0067)	[footnote_548611DF9]	(0.0067)	[footnote_548611DF9]	(0.0069)	[footnote_54861273D]	(0.0069)	[footnote_54861273D]
[rr_HighestQuarterlyReturnLabel]					Best Quarter:			Best Quarter:
[rr_LowestQuarterlyReturnLabel]					Worst Quarter:			Worst Quarter:
[rr_ManagementFeesOverAssets]	0.0100		0.0100								0.0100														0.0100		0.0090		0.0090		0.0100		0.0100
[rr_MarketIndexPerformanceTableTextBlock]
[rr_NetExpensesOverAssets]	0.0143		0.0118								0.0110														0.0135		0.0137		0.0112		0.0145		0.0120
[rr_ObjectiveHeading]					Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]					The Fund seeks long term capital appreciation.	The Fund seeks long term capital appreciation.	The Fund seeks long term capital appreciation.	The Fund seeks long-term growth of capital while providing current income.
[rr_OperatingExpensesCaption]					Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]	0.0099		0.0074								0.0049														0.0049	[footnote_548611730]	0.0089	[footnote_548611DF7]	0.0089	[footnote_548611DF7]	0.0089	[footnote_548611DF7]	0.0089	[footnote_548611DF7]
[rr_PerformanceAvailabilityPhone]					866-458-4744	866-458-4744	866-458-4744	866-458-4744
[rr_PerformanceAvailabilityWebSiteAddress]					www.rangerfunds.com	www.rangerfunds.com	www.rangerfunds.com	www.rangerfunds.com
[rr_PerformanceNarrativeTextBlock]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance.  Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance.  Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Investor Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

[rr_PerformancePastDoesNotIndicateFuture]					You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.			You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.  The figures for the Russell 2000 Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

[rr_PerformanceTableHeading]					Performance Table Average Annual Total Returns (For period ended December 31, 2013)			Performance Table Average Annual Total Returns (For period ended December 31, 2013)
[rr_PerformanceTableNotRelevantToTaxDeferred]					after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.			after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]					After-tax returns were calculated using the historical highest individual federal marginal income tax rates			After-tax returns were calculated using the historical highest individual federal marginal income tax rates
[rr_PortfolioTurnoverHeading]					Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]									0.7929	0.3863
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover was 79.29%.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 38.63% of the average value of its portfolio.

[rr_RiskHeading]

Principal Investment Risks:  As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Principal Investment Risks:  As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Principal Investment Risks:  As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Principal Investment Risks:  As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

[rr_RiskLoseMoney]					As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.	As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund.
[rr_RiskNarrativeTextBlock]

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Small Cap Company Risk.  Stocks of smaller companies are more volatile than stocks of larger companies. This means that the value of small cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Liquidity Risk.  Some small cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

Mid Cap Company Risk.  Stocks of mid cap companies are more volatile than stocks of larger companies. This means that the value of mid cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Foreign Investment Risk.  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less trading liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing and legal standards. In addition, investments within foreign markets may subject the Fund to additional taxation and/or dividend withholding.

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk.  Some foreign traded securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.

Small and Mid Capitalization Company Risks.  Stocks of small or mid cap companies are more volatile than stocks of larger companies. This means that the value of mid cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Foreign Investment Risk.  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing and legal standards.  In addition, investments within foreign markets may subject the Fund to additional taxation and/or dividend withholding.

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk.  Some equity and/or fixed income securities may have few market-makers and low trading volume (if any), which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower Rated Fixed Income Securities Risk and High Yield Fixed Income Securities Risk.  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities.  Companies issuing these securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties; and could become worthless.  The value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser's reliance on investment strategy judgments about the credit quality or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

Master Limited Partnership Risks.  An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the MLP general partner, including those arising from incentive distribution payments.  The Fund's MLP investments may be primarily but not exclusively focused in the energy sector exposing the Fund to the following risks.  A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.  Stricter energy-related laws, regulations or enforcement policies could be enacted in the future which would likely increase costs and may adversely affect the financial performance of MLPs.  As a partnership, an MLP has no tax liability at the entity level.  If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.

Preferred Stock Risk.  Non-convertible preferred stock is primarily subject to interest rate risk and secondarily equity market risk.  Convertible preferred stock is a hybrid that is subject to interest rate risk and an equity market risk which is more material than non-convertible preferred of the same issuer.

Real Estate Industry Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Small and Mid Capitalization Company Risks.  The value of small or mid capitalization company securities, including business development companies (“BDCs”), may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]					Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies.  The Fund defines small cap companies as those that at the time of initial purchase: (i)  have a market capitalization between $100 million and $2.5 billion, or (ii) are within the capitalization range of the Russell 2000 Growth Index as of its most recent reconstitution date, which was $169 million to $4.054 billion as of June 30, 2014.

The adviser's strategy begins with the narrowing of the small cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future.  From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value.  The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of middle capitalization ("mid cap") companies.  The Fund defines mid cap companies as those that at the time of purchase: (i) have a market capitalization between $2.0 billion and $12.5 billion or (ii) are within the capitalization range of the Russell Mid Cap Growth Index as of its most recent reconstitution date, which was $2.2 billion to $27.12 billion as of May 31, 2014.

The adviser's strategy begins by narrowing the mid cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future.  From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value.  The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.  The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies located outside of the U.S.  The Fund invests in common stocks directly and through American depositary receipts ("ADRs").  Under normal market conditions, the Fund invests at least 40% of its assets in securities of non-U.S. companies from at least three foreign countries.  The Fund invests without restriction as to issuer country (including emerging markets), capitalization or currency.

The Fund's adviser seeks to achieve the Fund's investment objective by employing a bottom-up, fundamentals-based investment approach to security selection.  The adviser selects common stock of issuers that it believes are stable and industry- or region-leading companies.  The adviser's investment philosophy seeks international investment candidates characterized by (i) attractive valuation, (ii) quality and (iii) financial strength.

The adviser screens the equity universe on the basis of quantitative valuation criteria using benchmarks such as price-to-book value ratio, price-to-earnings ratio and price-to-cash flow ratio.  Companies with above-average fundamental valuation are further analyzed for financial stability and quality to determine whether they merit investment. The adviser evaluates quality using quantitative factors such as return on equity, return on assets and earnings consistency. Qualitative factors include quality of the management team, shareholder orientation, industry position, investment strategy and growth potential.  The adviser evaluates financial strength by estimating the ability of a company to meet its financial needs and obligations such as capital investment, working capital demands, research expense, debt payments and dividends and stock buybacks.  The adviser selects securities of the highest ranking issuers based on the filters of valuation, quality and financial strength.

The adviser limits its foreign country allocation to, as measured at the time of purchase, the greater of 15.0% of the net asset value of the Fund and 1.5 times the weighting of that country within the MSCI World Ex-US Index.  The adviser sells a security if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.

The Fund seeks income by investing globally in a range of securities, primarily equities, which provide current income combined with the potential for capital appreciation.  The Fund invests primarily, but not exclusively, in income-producing (1) common stocks, (2) preferred stocks, including convertible securities (3) master limited partnerships ("MLPs") and (4) common shares of real estate investment trusts ("REITs").  The Fund may also invest in fixed income securities of any maturity or credit quality, including high yield bonds rated below BBB- by S&P or Fitch or Baa by Moody’s (commonly known as "junk bonds"). The fund invests without restriction as to issuer country, capitalization or currency.

The Fund's adviser seeks to achieve the Fund's investment objective by investing globally (including in emerging markets) primarily in a variety of income-producing securities that the adviser believes have attractive yields, and in the case of common stocks, the potential for dividend growth. The adviser employs a bottom-up, fundamentals-based investment approach to security selection.  The adviser selects stock of issuers that it believes are stable and industry- or region-leading companies.  The adviser selects fixed income securities that it believes have the highest expected return among issuers of similar credit quality.  The adviser's investment philosophy seeks domestic and international investment candidates characterized by (i) attractive yield, (ii) quality and (iii) financial strength.

The adviser screens the equity and fixed income universe on the basis of quantitative valuation criteria which seek to identify companies with attractive yields which have shown the ability to maintain and grow their dividends or make interest payments through diverse economic environments.  This set of securities is narrowed by eliminating those securities which have not historically been able to demonstrate sustained dividend growth or interest and principal repayment over a full economic cycle.  Companies with above-average fundamental valuation are further analyzed for financial stability and quality to determine whether they merit investment. The adviser evaluates quality using quantitative factors such as return on equity, return on assets and earnings consistency. Qualitative factors include quality of the management team, shareholder orientation, industry position, investment strategy and growth potential.  The adviser evaluates financial strength by estimating the ability of a company to meet its financial needs and obligations such as capital investment, working capital demands, research expense, debt payments and dividends and stock buybacks.  The adviser selects securities of the highest ranking issuers based on the filters of yield, quality and financial strength.

The adviser sells a security if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that may impair its value.